Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset allocation
Equity securities	27.00%	26.00%	39.00%
Debt securities	47.00%	46.00%	35.00%
Monetary	2.00%	3.00%	1.00%
Annuity contracts	17.00%	17.00%	17.00%
Real estate	7.00%	8.00%	8.00%